HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-72042       HV-7969 - State of Iowa Retirement Investors Club 403(b)

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Supplement dated January 28, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE & SUB-ADVISER ADDITION

OPPENHEIMER DEVELOPING MARKETS FUND – CLASS Y

Effective January 1, 2013, (1) OFI Global Asset Management, Inc. replaced OppenheimerFunds, Inc. as investment adviser and (2) OppenheimerFunds, Inc. became the sub-adviser to the Oppenheimer Developing Markets Fund.

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.